Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fair Value, by Balance Sheet Grouping
The Partnership applied the guidance in FASB ASC 820, Fair Value Measurements and Disclosures (“FASB ASC 820”), in determining the fair value of partners’ capital, which is comprised of the following items:

May 26, 2010
Fair value of limited partners’ interest, based on the number of outstanding Partnership common units and the trading price on May 26, 2010	$2,074
Fair value of consideration paid for general partner interest	305
Noncontrolling interest	31
$2,410
The Partnership then developed the fair value of its assets and liabilities, with the assistance of third-party valuation experts, using the guidance in FASB ASC 820.

May 26, 2010
Working capital	$(3)
Gathering and transmission systems	471
Compression equipment	746
Gas plants and buildings	117
Other property, plant and equipment	100
Construction-in-progress	114
Other long-term assets	38
Investment in unconsolidated affiliate	739
Intangible assets	666
Goodwill	790
$3,778
Less:
Series A Preferred Units	71
Fair value of long-term debt	1,240
Other long-term liabilities	57
Total fair value of partners’ capital	$2,410